UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23582

Modern Capital Funds Trust
(Exact name of registrant as specified in charter)

1050 Johnnie Dobbs Blvd., Suite 2470, Mt. Pleasant, SC  29465

(Address of principal executive offices)  (Zip code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street

Wilmington, DE  19801

 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: July 1, 2022 - June 30, 2023

MODERN CAPTIAL FUNDS TRUST Proxy Votes Q3 2022

BNY Mellon High Yield Strategies Fund
Security	BNY Mellon High Yield Strategies Fund	Meeting Type	Special
Ticker	DHF	Meeting Date	10/13/2022
Record Date	8/16/2022
Item	Proposal	Type	Vote	Mgt. Rec
E1	Approve Sub Advisor agreement with Alcentra NY, LLC	Management/Shareholder	For	For
Virtusallianzgi Conv & Income FD II Com
Security	Virtusallianzgi Conv & Income FD II	Meeting Type	Special
Ticker Symbol	NCZ	Meeting Date	9/27/2022
Record Date 8/1/2022	8/1/2022
Item Proposal	Proposal	Type	Vote	Mgt. Rec
E1	Approve Sub Advisor agreement with Voya Investment Management Co., LLC	Management/Shareholder	For	For
E2	To consider and vote upon adjournments	Management/Shareholder	For	For

EV Tax-Managed GBL Diversified Eq Inc FD
Security	EV Tax-Managed GBL Diversified E	Meeting Type	Annual
Ticker Symbol	XEXGX	Meeting Date	8/11/2022
Record Date	5/31/2022
Item	Proposal	Type	Vote	Mgt. Rec
E1	Election of Director: Thomas Faust, Jr.	Management/Shareholder	For	For
E2	Election of Director: Cynthia Frost	Management/Shareholder	For	For
E3	Election of Director: Scott Wennerholm	Management/Shareholder	For	For
E4	Election of Director: Nancy Wiser	Management/Shareholder	For	For

Virtusallianzgi Conv & Income FD II Com
Security	Virtusallianzgi Conv & Income FD II	Meeting Type	Annual
Ticker	NCZ	Meeting Date	7/12/2022
Record Date	5/31/2022
Item Proposal	Proposal	Type	Vote	Mgt. Rec
E1	Election of Class I Trustee: William Ogden, IV	Management/Shareholder	For	For
E2	Election of Class I Trustee: Alan Rappaport	Management/Shareholder	For	For
E2	Election of Class I Trustee: Brian Zino	Management/Shareholder	For	For
Blackrock Muniyield Quality Fund, Inc.
Security	Blackrock Muniyield Quality Fund, In	Meeting Type	Annual
Ticker Symbol	MQY	Meeting Date	7/25/2022
Record Date	6/27/2022
Item Proposal	Proposal	Type	Vote	Mgt. Rec
E1	Election of Director: Cynthia Egan	Management/Shareholder	For	For
E2	Election of Director: Robert Fairbairn	Management/Shareholder	For	For
E3	Election of Director: Stayce Harris	Management/Shareholder	For	For
Blackrock Muniyield Quality Fund, Inc. (Second Holding)
Security	Blackrock Muniyield Quality Fund, In	Meeting Type	Annual
Ticker Symbol	MQY	Meeting Date	7/25/2022
Record Date	5/27/2022
Item Proposal	Proposal	Type	Vote	Mgt. Rec
E1	Election of Director: Cynthia Egan	Management/Shareholder	For	For
E2	Election of Director: Robert Fairbairn	Management/Shareholder	For	For
E3	Election of Director: Stayce Harris	Management/Shareholder	For	For
Blackrock Enhanced Equity Dividend TR
Security	Blackrock Enhanced Equity Dividend	Meeting Type	Annual
Ticker	BDJ	Meeting Date	7/25/2022
Record Date	5/27/2022
Item	Proposal	Type	Vote	Mgt. Rec
E1	Election of Director: Cynthia Egan	Management/Shareholder	For	For
E2	Election of Director: Robert Fairbairn	Management/Shareholder	For	For
E3	Election of Director: Stayce Harris	Management/Shareholder	For	For

Blackrock ESG Capital Allocation
Security	Blackrock ESG Capital Allocation	Meeting Type	Annual
Ticker	ECAT	Meeting Date	7/25/2022
Record Date	5/27/2022
Item	Proposal	Type	Vote	Mgt. Rec
E1	Election of Director: Frank Fabozzi	Management/Shareholder	For	For
E2	Election of Director: Robert Fairbairn	Management/Shareholder	For	For
E3	Election of Director: Phillip Holloman	Management/Shareholder	For	For

MODERN CAPTIAL FUNDS TRUST Proxy Votes Q4 2022
BNY Mellon High Yield Strategies Fund
Security	BNY Mellon High Yield Strategies Fund	Meeting Type	Special
Ticker Symbol	DHF	Meeting Date	10/13/2022
Record Date	10/12/2022
Item	Proposal	Type	Vote	Mgt. Rec

1	To approve a sub-investment advisory agreement between BNY Mellon Investment Advisor, Inc on behalf of the fund, and Alcentra NY, LLC	Management/Shareholder	For	For

Edenor S.A.
Security	Edenor S.A.	Meeting Type	Special
Ticker Symbol	GRFS	Meeting Date	11/2/2022
Record Date	10/26/2022
Item	Proposal	Type	Vote	Mgt. Rec

1	Appointment of two shareholders to approve and sign the Minutes"; As regards the first item of the Agenda:	Management/Shareholder	For	For
Move th Shareholders' meeting to appoint the representatives of Empresa do Energia del Cono Sur SA, and
FGS-ANSES to sign the Minutes.

2	Appoint of one regular director and three alternate directors representing Class B and Class C"; As regards the second item of the Agenda:	Management/Shareholder	For	For
Propose to the Class B and C Shareholders' Meeting to support the proposal for the appointment of regular director and alternate directors duly made by the shareholder FGS-ANSES

3	"Amendment to Sections 4, 13, 23 and 33 of the By-laws, ad referendum of its approval by the relevant administrative authorities. Drafting	Management/Shareholder	For	For
of a new Amended Text"; As regards the third item of the Agenda: The Board resolved to propose the Sharehodlers' Meeting to draft sections
4, 13, 23 an 33 of the By-laws as follows, ad referendum of its approval by the relevant adminsitrative authorities, and to approve an ordered text of the By-laws containing the proposed modifications…(due to space limits, see proxy material for ull proposal)

4	"Granting of authorizations to carry out any proceedings and filings required to obtain. Relevant registrations"; As regards the fourth item	Management/Shareholder	For	For
of the Agenda: The Board resolved to propose Shareholders' Meeting to grant the relevant authorizations to Maria Jose Van Morlegan,
Gabriela Laura Chillari, and Sofia de los Angeles Conti, to any of them, acting on behalf of the Company, register the resolutions passed by the Shareholder' Meeting and to carry out any necessary filings and acts before…(due to space limits, see proxy material for ull proposal)

SRH Total Return Fund
Security	SRH TOTAL RETURN FUND	Meeting Type	Annual
Ticker Symbol	STEW	Meeting Date	11/17/2022
Record Date	11/16/2022
Item	Proposal	Type	Vote	Mgt. Rec

1	Vote Board of Directors	Management/Shareholder	For all	For

Tortoise Midstrm Energy Fund
Security	Tortoise Midstrm Energy Fund	Meeting Type	Tender Offer
Ticker Symbol	NTG	Meeting Date	N/A
Record Date	10/28/2022
Item	Proposal	Type	Vote	Mgt. Rec

1	Option 1: Tender Shares	Management/Shareholder	For	For

Vista Energy SAB DE CV
Security	Vista Energy SAB DE CV	Meeting Type	Annual
Ticker Symbol	1CIA.SG	Meeting Date	12/7/2022
Record Date	11/30/2022
Item	Proposal	Type	Vote	Mgt. Rec

1	Ratification of the reduction of the variable part of the capital stock of the Company, as approved by the Board of Directors	Management/Shareholder	For	None
of the Company; associated resolutions

2	Presentation, discussion, and, as the case may be, approval of the Company's non-consolidated specail financial statements as of September	Management/Shareholder	For	None
30, 2022.

3	Presentation, discussion, and, as the case may be, approval of the icrease in the maximum amount of funds that may be used for the purchase	Management/Shareholder	For	None
of the Company's shares (or securities representing such shares), pursuant to Article 56 section IV of the LMV, for an additional amount of US$26,626 million.

4	Appointment of dleegates to comply with resolutions and, as the case may be, formalize th resolutions adopted at the Ordinary General	Management/Shareholder	For	None
Shareholders' Meeting; associated resolutions.

DESPEGAR.COM, CORP.
Security	DESPEGAR.COM, CORP.	Meeting Type	Annual
Ticker Symbol	DESPEGAR.COM, CORP.	Meeting Date	12/6/2022
Record Date	12/5/2022
Item	Proposal	Type	Vote	Mgt. Rec

1.1	Election of Class II Director: Martin Rastellino	Management/Shareholder	For	For

1.2	Election of Class II Director: Mario Eduardo Vazquez	Management/Shareholder	For	For

2	To ratify the re-appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2022	Management/Shareholder	For	For

MEXICO EQUITY AND INCOME FUND, INC.-COM
Security	MEXICO EQUITY AND INCOME FUND, INC.-COM	Meeting Type	Annual
Ticker Symbol	MXE	Meeting Date	12/14/2022
Record Date	12/13/2022
Item	Proposal	Type	Vote	Mgt. Rec

1a	To elect the below named nominee as Class III Director to hold office for the time period relating to such nominee's class and until his	Management/Shareholder	For	For
successor has been duly elected and qualified: Glenn Goodstein

1b	To elect the below named nominee as Class III Director to hold office for the time period relating to such nominee's class and until his	Management/Shareholder	For	For
successor has been duly elected and qualified: Gereald Hellerman

2	To amend the Fund's fundamental investment restriction related to borrowing or issuing senior securities to allow borrowing and issuing	Management/Shareholder	For	For
as permitted by the Investment Company Act of 1940 (the "1940 Act"), or any rule or order thereunder.

MODERN CAPTIAL FUNDS TRUST Proxy Votes Q1 2023
Nexpoint Diversified Real Estate Trust
		Security	Nexpoint Diversified Real Estate Trust	Meeting Type	Special
		Ticker Symbol	NXDT	Meeting Date	1/30/2023
		Record Date	1/29/2023
Item Proposal					Type	Vote	Mgt. Rec
1	To consider and vote upon a Long Term Incentive Plan for the company's trustees, officers and key employees				Management/Shareholder	For	For
Toronto Dominion Bank
		Security	Toronto Dominion Bank	Meeting Type	Annual
		Ticker Symbol	TD	Meeting Date	4/20/2023
		Record Date	2/21/2023
Item Proposal					Type	Vote	Mgt. Rec
1	Election of Directors				Management/Shareholder	For All	For
2	Appointment of auditor named in managed circular				Management/Shareholder	For	For
3	Approach to executive compensation disclosed in the report of the Human Resources Committee and approach to executive compensation sections of the management proxy circular				Management/Shareholder	For	For
Doubline Yield Opportunities Fund
		Security	Doubline Yield Opportunities Fund	Meeting Type	Annual
		Ticker Symbol	DLY	Meeting Date	2/24/2023
		Record Date	2/23/2023
Item	Proposal				Type	Vote	Mgt. Rec
1	Election of Class III Trustee John C Salter				Management/Shareholder	For	For
PGIM	Global High Yield Fund
		Security	PGIM Global High Yield Fund	Meeting Type	Annual
		Ticker Symbol	GHY	Meeting Date	3/29/2023
		Record Date	3/28/2023
Item	Proposal				Type	Vote	Mgt. Rec
1	Election of Class II Director Kevin J Bannon				Management/Shareholder	For	For
2	Election of Classs II Director Keith F Hartstein				Management/Shareholder	For	For
3	Election of Class II Director Grace C Torres				Management/Shareholder	For	For
4	Ratify the appointment of PricewaterhouseCoopers LLP as the fund's independent registered public accountant for the fiscal year ending July 31,2023				Management/Shareholder	For	For

MODERN CAPTIAL FUNDS TRUST Proxy Votes Q2 2023
Kayne Anderson Nextgen ENRGY&INFRA
Security		Kayne Anderson Nextgen ENRGY&INFRA	Meeting Type	Special
Ticker Symbol		KMF	Meeting Date	4/4/2023
Record Date		4/3/2023
Item	Proposal		Type	Vote	Mgt. Rec

1A.	Election of Director for a term of three years: William R Cordes		Management/Shareholder	For	For
1B.	Election of Director for a term of three years: Barry R Pearl		Management/Shareholder	For	For
1C.	Election of Director for a term of three years: Carita S Walker		Management/Shareholder	For	For
2	The ratification of the selection of PriceWaterHouseCoopers LLP as KMF's Independent registered public accounting firm for the fiscal year ending Nobember 30, 2023		Management/Shareholder	For	For
EV-Risk Managed DIV Equity Inc FD Com
Security		EV-Risk Managed DIV Equity Inc FD Com	Meeting Type	Annual
Ticker Symbol		ETJ	Meeting Date	4/12/2023
Record Date		4/11/2023
Item	Proposal		Type	Vote	Mgt. Rec
1a.	Vote Board of Directors: Election of Director Thomas E Faust Jr, Cynthia E Frost, Keith Quinton, Scott E. Wennerholm		Management/Shareholder	For ALL	For ALL

EV Tax-Managed GBL buy-write OPP FD Com
Security		EV Tax-Managed GBL buy-write OPP FD Com	Meeting Type	Annual
Ticker Symbol		ETV	Meeting Date	4/12/2023
Record Date		4/11/2023
Item	Proposal		Type	Vote	Mgt. Rec
1a.	Vote Board of Directors: Election of Director Alan C Bowser, Mark R Fetting, Valerie A Mosley, Marcu L Smith		Management/Shareholder	For ALL	For ALL

Adams Diversified Equity Fund Inc
Security		Adams Diversified Equity Fund Inc	Meeting Type	Annual
Ticker Symbol		ADX	Meeting Date	4/20/2023
Record Date		4/19/2023
Item	Proposal		Type	Vote	Mgt. Rec
1	Vote Board of Directors: Election of Director Kenneth J Dale, Frederic A Escherich, James P Haynie, Mary C Jammet, Lauriann C Kloppenburg, Jane Musser Nelson, Mark E Stoeckle		Management/Shareholder	For ALL	For ALL

2	Ratification of the selection of PriceWaterHouseCoopers LLP as Independent public auditors		Management/Shareholder	For	For

Clearbridge Energy Midstream Opp FD Inc
Security		Clearbridge Energy Midstream Opp FD Inc	Meeting Type	Annual
Ticker Symbol		EMO	Meeting Date	4/20/2023
Record Date		4/13/2023
Item	Proposal		Type	Vote	Mgt. Rec
1a.	Election at the annual meeting of the individual nominated by Saba Capital: 2023 Nominee Paul Kazarian		Management/Shareholder	For	For

1b.	Election by the holders of preferred shares at the annual meeting of the individual nominated by the Fund (the "Preferred Shares Nominee")		Management/Shareholder	For	For

2	To ratify the selection of PriceWaterHouseCoopers LLP as independent registered public accountant of the fund for the fiscal year ending November 30, 2023		Management/Shareholder	For	For

EDENOR S.A
Security		EDENOR S.A	Meeting Type	Annual
Ticker Symbol		EDN	Meeting Date	4/20/2023
Record Date		4/13/2023
Item	Proposal		Type	Vote	Mgt. Rec

1	Appointment of two shareholders to approve and sign the minutes		Management/Shareholder	For	For

2	Consideration of the Board of Directors' Annual Report and Coporate Governance Report, General Balance Sheet, Statement of Income, Statement of Changes in Shareholders Equity, Statement of Cash Flows, Notes of the Financial Statements, Schedules and supplementarty information, Informative Report and Information as required under BYMAS's Regulations and under CNV's Rules Reports of the Certifying Accountant and the Supervisory Commitee as of December 31,2022		Management/Shareholder	For	For

3	Allocation of profits for the fiscal year ended December 31, 2022		Management/Shareholder	For	For

4	Consideration of the Board of Directors performance during the fiscal year ended December 31 2022		Management/Shareholder	For	For

5	Consideration of the Company's Supervisory Committee's performance during the fiscal year ended December 31 2022		Management/Shareholder	For	For

6	Consideration of compensation payable to members of the Board of Directors ($208,656,483.16) and Supervisory Committee ($8,970.000) for the fiscal in excess of Article 261 of Law 19,550 as ammended, for the iscal year ended December 31, 2022 which resulted in a credit computable under the terms of CNV regulations		Management/Shareholder	For	For

7	Appointment of twelve (12) regular directors and twelve (12) alternate directors; seven (7) regular directors and seven (7) alternate directors holding Class A shares, five (5) regular directors and five (5) alternate directors holding classes B and C shares, jointly		Management/Shareholder	For	For

8	Appointment of three (3) regular members and three (3) alternate members of the Supervisory Committee, two (2) regular members and two (2) alternate members holding class A shares and one (1) regular member and one (1) alternate member holding classes B and C shares jointly		Management/Shareholder	For	For

9	Decision regarding the Certifying Accountant fees payable for the fiscal year ended December 31,2022		Management/Shareholder	For	For

10	Appointment of an Argentine Certified Public Accountant who shall certify the Financial Statements of the fiscal year commenced on January 1 2023 Assessment of fees payable to the Certified Public Accountant		Management/Shareholder	For	For

11	Consideration of the budget of the Audit Committee and the Board of Directors Executive Board for 2023 fiscal year		Management/Shareholder	For	For

12	Consideration of the conversion of 355.945 Class C Shares into Class B shares as part of the conclusion of the Employee Stock Ownership Program. Request for authorization before the CNV, BYMA and any other corresponding regulator and market, for the approval of the transfer of public offering of marketable securities, under the terms of title II, chapter 1, article 6 of the CNV's regulations and article 32 to 35 of BYMA's listing regulations		Management/Shareholder	For	For

13	Granting of authorizations to carry out any proceddings and filings required to obtain relevant registrations		Management/Shareholder	For	For

Banco Santander Brasil S.A
Security		Banco Santander Brasil S.A	Meeting Type	Annual
Ticker Symbol		BSBR	Meeting Date	4/28/2023
Record Date		4/24/2023
Item	Proposal		Type	Vote	Mgt. Rec

1	to TAKE the management accounts, examine, discuss and vote on the Company's Financial Statement related to the fiscal year ended on December 31, 2022, accompanied by the Management Report, the balance sheet, other parts of the financial statements, external auditors opinion and the Audit Committee Report		Management/Shareholder	For	For

2	to DECIDE on the allocation of net income for the year 2022 and the distribution of dividends		Management/Shareholder	For	For

3	to FIX the numbers of members that will compose the Board of Directors in the mandate from 2023 to 2025		Management/Shareholder	For	For

4a	to ELECT the members of the Company's Board of Directors for a termn of office from 2023 to 2025: Deborah Stern Vietas, Jose Antonion Alvarez Alvarez,Angel Santodomingo Martell, Deborah Patricia Wright, Ede Illson Viani, Jose de Paiva Ferreira, Jose Garcia Cantera, Marila Artimonte Rocca, Mario Roberto Opice Leao, Pedro Augusto de Melo		Management/Shareholder	For	For

4b	If one of the candidates that compose the slate fails to integrate it, your votes continue to be conferred to the slate		Management/Shareholder	For	For

5	to FIX the annual global compensation of the Company's management and members of Audit Committee		Management/Shareholder	For	For

Western Asset Inter Muni Inc Com
Security		Western Asset Inter Muni Inc Com	Meeting Type	Annual
Ticker Symbol		SBI	Meeting Date	4/14/2023
Record Date		4/13/2023
Item	Proposal		Type	Vote	Mgt. Rec

1.1	Election of Class III Director to serve until the 2026 Daniel P Cronin		Management/Shareholder	For	For

1.2	Election of Classs III Director to serve until the 2026 Nisha Kumar		Management/Shareholder	For	For

2	To ratify the selection of PriceWaterHouseCoopers LLP as the funds independent registered public accountants for the fiscal year ending November 30, 2023		Management/Shareholder	For	For

BrandywineGlobal Income Opp
Security		BrandywineGlobal Income Opp	Meeting Type	Annual
Ticker Symbol		BWG	Meeting Date	4/14/2023
Record Date		4/13/2023
Item	Proposal		Type	Vote	Mgt. Rec
1.1	Election of Classs III Director to serve until the 2026 Nisha Kumar		Management/Shareholder	For	For

1.2	Election of Classs III Director to serve until the 2026 Jane Trust		Management/Shareholder	For	For

1.3	To ratify the selection of PriceWaterHouseCoopers LLP as the funds independent registered public accountants for the fiscal year ending October 31, 2023		Management/Shareholder	For	For

Clearbridge Energy Midstream Opp FD Inc
Security		Clearbridge Energy Midstream Opp FD Inc	Meeting Type	Contested Annual
Ticker Symbol		BWG	Meeting Date	4/14/2023
Record Date		4/13/2023
Item	Proposal		Type	Vote	Mgt. Rec
1a.	Election of Class III Director: Robert D. Agdern		Management/Shareholder	For	For

2	To ratify the selection of PriceWaterHouseCoopers LLP as independent registered public accountant of the fund for the fiscal year ending November 30, 2023		Management/Shareholder	For	For

The Toronto Dominion Bank
Security		The Toronto Dominion Bank	Meeting Type	Contested Annual
Ticker Symbol		TD	Meeting Date	4/20/2023
Record Date		4/18/2023
Item	Proposal		Type	Vote	Mgt. Rec
A	Election of Directors: Cherie Brant, Amy W. Brinkley, Brian C. Ferguson, Colleen A. Goggins, David E. Kepler, Brian M. Levitt, Alan N. MacGibbon, Karen E. Maidment, Bharat B. Masrani, Claude Mongeau, S. Jane Rowe, Nancy G. Tower, Ajay Virmani, Mary Winston		Management/Shareholder	For	For

B	Appointment of auditor named in the management proxy circular		Management/Shareholder	For	For

C	Approach to executive compensation disclosed in the report of the Human Resources Committee and approach to executive compensation sections of the management proxy circular		Management/Shareholder	For	For

D	Shareholder proposal 1		Management/Shareholder	Against	Against

E	Shareholder proposal 2		Management/Shareholder	Against	Against

F	Shareholder proposal 3		Management/Shareholder	Against	Against

G	Shareholder proposal 4		Management/Shareholder	Against	Against

H	Shareholder proposal 5		Management/Shareholder	Against	Against

I	Shareholder proposal 6		Management/Shareholder	Against	Against

Flaherty&Crumrine Pref and Inc Opp FD
Security		Flaherty&Crumrine Pref and Inc Opp FD	Meeting Type	Annual
Ticker Symbol		PFO	Meeting Date	4/19/2023
Record Date		4/18/2023
Item	Proposal		Type	Vote	Mgt. Rec
1.1	Election of Director: Morgan Gust		Management/Shareholder	For	For

First Trust/ABRDN Global Opp Inc FD
Security		First Trust/ABRDN Global Opp Inc FD	Meeting Type	Annual
Ticker Symbol		FAM	Meeting Date	4/17/2023
Record Date		4/16/2023
Item	Proposal		Type	Vote	Mgt. Rec
1.1.	Election of Class I Trustee for a three year term: Denise M. Keefe		Management/Shareholder	For	For

1.2.	Election of Class I Trustee for a three year term: Robert F. Keith		Management/Shareholder	For	For

Grupo Financiero Galicia S.A
Security		Grupo Financiero Galicia S.A	Meeting Type	Annual
Ticker Symbol		GGAL	Meeting Date	4/25/2023
Record Date		4/18/2023
Item	Proposal		Type	Vote	Mgt. Rec
1	Consideration for holding the Shareholders' Meeting by using a videoconference system. Appointment of two shareholders to sign the minutes.		Management/Shareholder	For	For
2	Examination of the Financial Statements, Income Statement, and other documents as set forth by Section 234, subsection 1 of the General Law of Companies, Annual Report - Integrated Information and Report of the Supervisory Syndics' Committee for the 24th fiscal year ended December 31st, 2022.		Management/Shareholder	For	For

3	Treatment to be given to the fiscal year's results. Integration of the applicable Legal Reserve. cash dividend distribution for an amount, that inflation adjusted, pursuant to Resolution n7/2018 of the Argentine Securities Exchange Commission, results in Ps. 10,000,000,000.- Integration of a Discretionary Reserve for eventual dividends distribution.		Management/Shareholder	For	For
4	Discretionary Reserve reversal for eventual distribution of profits for up to Ps. 7510001000,000.-. Granting of authorization to the Board of Directors to reverse, partially or totally the Discretionary Reserve for the payment of a cash dividend or in kind, in this case valued at the market price, or in any combination of both options, in one or more opportunities subject to liquidity conditions, receptions of dividends from subsidiaries and the company's financial condition.		Management/Shareholder	For	For

5	Approval of the Board of Directors and Supervisory Syndics Committee's performances.		Management/Shareholder	For	For

6	Consideration of the Supervisory Syndics Committee's compensation		Management/Shareholder	For	For

7	Consideration of the Board of Directors' compensation		Management/Shareholder	For	For

8	Granting of authorization to the Board of Directors to make advance payments of directors' fees during the fiscal year started on January 1st, 2023 ad- referendum of the shareholders' meeting that considers the documentation corresponding to said fiscal year		Management/Shareholder	For	For

9	Election of three syndics and three alternate syndics for one-year term of office		Management/Shareholder	For	For

10	Determination of the number of directors and alternate directors until reaching		Management/Shareholder	For	For
the number of directors determined by the shareholders' meeting.

11	Compensation of the independent accountant certifying the Financial Statements for fiscal year 2022		Management/Shareholder	For	For

12	Appointment of the independent accountant and alternate accountant to certify the Financial Statements for fiscal year 2023		Management/Shareholder	For	For

13	Approval of an annual budget for the Audit Committee		Management/Shareholder	For	For

Uber
Security		Uber	Meeting Type	Annual
Ticker Symbol		UBER	Meeting Date	5/8/2023
Record Date		5/7/2023
Item	Proposal		Type	Vote	Mgt. Rec
1a.	Election of Director: Ronald Sugar		Management/Shareholder	For	For

1b.	Election of Director: Revathi Advaithi		Management/Shareholder	For	For

1c.	Election of Director: Ursula Burns		Management/Shareholder	For	For

1d.	Election of Director: Robert Ecker		Management/Shareholder	For	For

1e.	Election of Director: Amanda Ginsberg		Management/Shareholder	For	For

1f.	Election of Director: Dara Khosrowshahi		Management/Shareholder	For	For

1g.	Election of Director: Wan Ling Martello		Management/Shareholder	For	For

1h.	Election of Director: John Thain		Management/Shareholder	For	For

1i.	Election of Director: David Trujillo		Management/Shareholder	For	For

1j.	Election of Director: Alexander Wynaendts		Management/Shareholder	For	For

2	Advisory vote to approve 2022 named executive officer compensation		Management/Shareholder	For	For

3	Ratification of the appointment of PriceWaterHouseCoopers LLP as our independent registered public accounting firm for 2023		Management/Shareholder	For	For

4	Stockholder proposal to prepare an indepoendent thrid party audit on Driver health and safety		Management/Shareholder	For	For

Vista Energy
Security		Vista Energy	Meeting Type	Annual
Ticker Symbol		VISTA	Meeting Date	4/24/2023
Record Date		4/17/2023
Item	Proposal		Type	Vote	Mgt. Rec
1	Presentation, discussion and if appropriate approval of the company's Chief Executive Officer report prepared in accordance with article 172 of the LGSM and articles 28, section IV and 44, section XI of the securities Market Law), same which includes the presentation of the individual and consolidated financial statements of the Company, together with the external auditors report, in connection with the results of the company, together with the external auditors report, in connection with the results and operations of the Company for the fiscal year (due to space limits, see proxy material for full proposal)		Management/Shareholder	For	For

2	Presentation, discussion, and, if appropriate, approval of the Company's Board of Directors report pursuant to Article 172, section b) of the LGSM, on the main accounting and reporting policies and criteria used by the Company in the preparation of its financial information.		Management/Shareholder	For	For

3	Presentation, discussion, and, if appropriate, approval of the Company's Board of Directors report on the operations and activities in which such Board of directors Intervened pursuant to Article 28, section IV, subsection e) of the LMV		Management/Shareholder	For	For

4	Presentation, discussion, and, if appropriate, approval of the annual reports of the chairmen of the Audit Committee and Corporate Practices Committee regarding the activities carried out by such committees pursuant to Article 43, subsections I and II ofthe LMV.		Management/Shareholder	For	For

5	Discussion and confirmation of independence of Mr. Gerard Martellozo as an independent member of the Board of Directors of the Company. Board Recommendation		Management/Shareholder	For	For

6	Proposal, discussion, and, if applicable, approval of the compensation plan for the members of the Board of Directors.		Management/Shareholder	For	For

7	Proposal, discussion, and, if applicable, approval of the amendment of the maximum amount of funds that may be used for the purchase of the Company's shares (or securities representing such shares) for the fiscal year 2023, to increase from US$20,140,886 approved as of this date, to ussso,000,000, the remainder of which, if applicable, may be used for the same purposes for the
	fiscal year 2024.		Management/Shareholder	For	For

8	Appointment of delegates to comply with and, as appropriate, formalize the resolutions adopted at the Annual Ordinary General Shareholders' Meeting; associated resolutions		Management/Shareholder	For	For

E1	Proposal, discussion, and if applicable, approval of certain certain amendments to the Company's bylaws for the purposes of eliminating references and provisions relating to the strategic partner		Management/Shareholder	For	For

E2	Appointment of delegates to comply with and as appropriate, formalize the resolutions adopted at the Extraordinary General Shareholder Meeting; associated resolutions		Management/Shareholder	For	For

Banco BBVA Argentina S.A
Security		Banco BBVA Argentina S.A	Meeting Type	Annual
Ticker Symbol		BBVA	Meeting Date	4/28/2023
Record Date		4/23/2023
Item	Proposal		Type	Vote	Mgt. Rec
1	Appointment of two shareholders to prepare and sign the meeting minutes together with the first vice chairman of the board		Management/Shareholder	For	For

2	Consideration of the integrated annual report, inancial statements supplementary information and other accounting information, report of the supervisory committee and auditor report related to corporate fiscal year 148 ended on December 31, 2022		Management/Shareholder	For	For

3	Consideration of the management of the board of directors, general manager and the supervisory committee corresponding to the fiscal year 148 ended on December 31, 2022		Management/Shareholder	For	For

4	Consideration of the results of the corporate fiscal year 148 ended on December 31, 202. Treatment of the retained results as of December 31, 2022 in the amount of AR$58,825,787.40. It is proposed to apply A) AR$11,765,157,541.08 to legal reserve, B) AR$ 47,060,630,164.32 to the voluntary reserve for future distribution of results pursuant to the Argentine Central Bank Rules on "Distrbituion of Results"		Management/Shareholder	For	For

5	Partial write-off of the "Optional Reserve for future distributions of Income" in the amount of Ps 35,566,224,479 for the distribution of a dividend to be paid ion cash and/or marketable securities, the latter under the terms approved by the shareholders Meeting dated April 29, 2022, all subjects to the prior authorization of the Argentine Central Bank. Delegation to the Board of Directors of the powers to determine the form, terms, negotiable securities to be delivered (if any) (due to space limits, see proxy materials for full proposal)		Management/Shareholder	For	For

6	Consideration of the Board remuneration corresponding to the Fiscal Year 148 ended on December 31 2022		Management/Shareholder	For	For

7	Consideration of the Supervisory Committee remuneration corresponding to the Fiscal Year 148, ended on Decmber 31, 2022		Management/Shareholder	For	For

8	Consideration of the Supervisory Committee remunerate corresponding to the Fiscal Year 148, ended on December 31, 2022		Management/Shareholder	For	For

9	Election of Directors, as appropriate depending on what is resolved in respect of the preceding point. Authorization for carrying out the proceedings and filings and registration of the adopted resolutions		Management/Shareholder	For	For

10	Election of three regular members and three alternate members to integrate the supervisory committee during the current fiscal year		Management/Shareholder	For	For

11	Appointment of the accountant giving his opinion corresponding to the financial statements for the fiscal year 2023		Management/Shareholder	For	For

12	Appointment of the accountant giving his opinion corresponding to the financial statements for the fiscal year 2023		Management/Shareholder	For	For

13	Allocation of the budget of the audit committee under Capital Markets Law 26,831 for professional advice		Management/Shareholder	For	For

Seven Hills Ralty Trust
Security		Seven Hills Ralty Trust	Meeting Type	Annual
Ticker Symbol		SEVN	Meeting Date	5/23/2023
Record Date		5/22/2023
Item	Proposal		Type	Vote	Mgt. Rec
1.1	Election of Trustee (for Managing Trustee in Class 1): Matthew P. Jordan		Management/Shareholder	For	For

1.2	Election of Trustee (for Independent Trustee in Class I): William A. Lamkin		Management/Shareholder	For	For

2	Ratification of the appointment of Deloitte & Touche LLP as independent auditors to serve for the 2023 fiscal year		Management/Shareholder	For	For

Transportadora de gas del sur S.A
Security		Transportadora de gas del sur S.A	Meeting Type	Annual
Ticker Symbol		TGS	Meeting Date	4/19/2023
Record Date		4/12/2023
Item	Proposal		Type	Vote	Mgt. Rec
1	Appointment of two shareholders to sign the minutes to the meeting together with the chairman of the board of directors and a statutory audit committee member		Management/Shareholder	For	For

2	Consideration of the annual report, financial statements, information review and information required by section 1, subsection a) article 1 chapter of title IV of the rules of the Argentine Securities and Exchange Comission, Auditors report and statutory audit committee's report purusant to section 234, subsection 1 of law 19,550 for the fiscal year ended December 31, 2022 and it's english version		Management/Shareholder	For	For

3	Consideration of the allocation of the net income for the fiscal year ended December 31 2022. Consideration of the reversal of the balance of the "reserve for capital expenditures, acquisition of treasury shares and/or dividends" set up by TGS annual general and special meeting held on April 5 2022		Management/Shareholder	For	For

4	Consideration of fees to be paid to the board of directors members for the fiscal year ended December 31 2022		Management/Shareholder	For	For

5	Consideration of fees to be paid to the board of directors members for the fiscal year ended December 31 2022		Management/Shareholder	For	For

6	Consideration of the performance of the statutory Audit Committee members during the discal year ended December 31 2022		Management/Shareholder	For	For

7	Consideration of fees to be paid to the statutory audit committee members for the fiscal year ended December 31 2022		Management/Shareholder	For	For

8	Consideration of the Auditing Committee oeprating budget for the fiscal year ending December 31 2023		Management/Shareholder	For	For

9	Determination of the numbers and appointment of Regular Directors and Alternate Directors		Management/Shareholder	For	For

10	Consideration of the term of office of Directors appointed as per item 9 on the agenda		Management/Shareholder	For	For

11	Appointment of two statutory audit committee regular members and two statutory audit commitment members by class A shareholders and appointment of one statutory audit committee regular members and one statutory audit committee alternate members by class B Shareholders		Management/Shareholder	For	For

12	Consideration of the compensation of the independent auditors that certified the financial statements for the fiscal year ended December 31 2022		Management/Shareholder	For	For

13	Appointment of the regular and alternate independent auditors to certify the financial statements for the fiscal year ending December 31 2023		Management/Shareholder	For	For

14	Consideration of the approval of the extension of the Global Program for the issue of short and medium term notes non-convertible into TGS shares maturing on January 2023, for a five year term or for the longest period of time permitted by applicable law.		Management/Shareholder	For	For

15	Consideration of the increase for up to US$2,000,000,000 (or its equivalent in other currencies) of the Global Program, which current amount in US$1,200,000,000 (or its equivalent in other currencies)		Management/Shareholder	For	For

16	Consideration of (i) the delegates to the Board of Directors of the widest powers to implement the extension and the increase of the amount of the Global Program. Ii) the delegation to the board of directors of the widest powers to establish all terms and conditions of the global program, as well as terms and conditions of the different classes and/ore series of Notes to be issued under the Global Program represnetaion and payment conditions of the notes		Management/Shareholder	For	For

MS Emerging MKTS Domestic Debt FD Inc
Security		MS Emerging MKTS Domestic Debt FD Inc	Meeting Type	Annual
Ticker Symbol		EDD	Meeting Date	6/22/2023
Record Date		6/21/2023
Item	Proposal		Type	Vote	Mgt. Rec
1	Vote of the board of directors: Frances L Cashman, Kathleen A Dennis, Joseph J Kearns, Patricia A Maleski		Management/Shareholder	For	For

Virtus Convertible & Income Fund II
Security		Virtus Convertible & Income Fund II	Meeting Type	Annual
Ticker Symbol		NCZ	Meeting Date	5/22/2023
Record Date		5/21/2023
Item	Proposal		Type	Vote	Mgt. Rec
4a.	Election of Class II Trustee: George R Aylward		Management/Shareholder	For	For

4b.	Election of Class II Trustee: Deborah A DeCotis		Management/Shareholder	For	For

4c.	Election of Class II Trustee: Phillip R McLoughlin		Management/Shareholder	For	For

Virtus Total Return Fund Inc
Security		Virtus Total Return Fund Inc	Meeting Type	Annual
Ticker Symbol		ZTR	Meeting Date	5/22/2023
Record Date		5/21/2023
Item	Proposal		Type	Vote	Mgt. Rec
10a	Election of Class III Director: Connie D McDaniel		Management/Shareholder	For	For

10b	Election of Class III Director Geraldine M McNamara		Management/Shareholder	For	For

10c	Election of Class III Directors: R. Keith Walton		Management/Shareholder	For	For

10d	Election of Class III Directors: Brian T Zino		Management/Shareholder	For	For

Transocean Ltd
Security		Transocean Ltd	Meeting Type	Annual
Ticker Symbol		RIG	Meeting Date	5/11/2023
Record Date		5/10/2023
Item	Proposal		Type	Vote	Mgt. Rec
1	Reallocation of CHF 9.5billion of free capital reserves from Capital Contribution to Statutory Capital Reserves from Capital Contribution		Management/Shareholder	For	For

2A	Approval of the 2022 Annual Report, including the Audited Consolidated Financial Statements of Transocean Ltd for Fiscal Year 2022 and the audited Statutory Financial Statements of Transocean ltd for fiscal year 2022		Management/Shareholder	For	For

2B	Advisory vote to approve Swiss Statutory Compensation Report for fiscal year 2022		Management/Shareholder	For	For

3	Discharge of the members of the board of directors and the executive management team from liability for activities during fiscal year 2022		Management/Shareholder	For	For

4	Appropriation of the accumulated loss for fiscal year 2022		Management/Shareholder	For	For

5	Approval of shares authorized for issuance		Management/Shareholder	For	For

6A	Election of Director Glyn A Barker		Management/Shareholder	For	For

6B	Election of Directors Vanessa CL Chang		Management/Shareholder	For	For

6C	Election of Directors Frederico F Curado		Management/Shareholder	For	For

6D	Election of Directors Chadwick C Deaton		Management/Shareholder	For	For

6E	Election of Directors Vincent J Intrieri		Management/Shareholder	For	For

6F	Election of Director Samuel J Merksamer		Management/Shareholder	For	For

6G	Election of Directors Frederik W Mohn		Management/Shareholder	For	For

6H	Election of Director Edward R Muller		Management/Shareholder	For	For

6I	Election of Director Margareth Ovrum		Management/Shareholder	For	For

6K	Election of Director Jeremy D Thigpen		Management/Shareholder	For	For

7	Reelection of Chadwick C Deaton as the chair of the board of directors for a term extending until completion of the next annual general meeting		Management/Shareholder	For	For

8A	Re-election of the member of the compensation committee Glyn A Barker		Management/Shareholder	For	For

8B	Re-election of the member of the compensation committee Vanessa C.L Chang		Management/Shareholder	For	For

8C	Re-election of the member of the compensation committee Samuel J Merksamer		Management/Shareholder	For	For

9	Re-election of Schweiger Advokatur / Notariat as the independent proxy for a term extending until completion of the next annual general meeting		Management/Shareholder	For	For

10	Appointment of Ernst & Young LLP as the company's independent registered Public Accounting Firm for fiscal year 2023 and relection of Ernst & Young ltd Zurich as the company's auditor for a further one year term		Management/Shareholder	For	For

11	Advisory vote to approve named executive officer compensation for fiscal year 2023		Management/Shareholder	For	For

12	Advisory vote to approve frequency of named executive officer compensation vote		Management/Shareholder	For	For

13A	Ratification of the Maximum aggregate amount of compensation of the board of directors for the period between the 2023 annual general meeting and the 2024 annual general meeting		Management/Shareholder	For	For

13B	Ratification of the maximum aggregate amount of compensation of the executive management team for fiscal year 2024		Management/Shareholder	For	For

14A	Approval of amendment and restatement of transocean ltd 2015 long term incentive plan		Management/Shareholder	For	For

14B	Approval of capital authorization for share based incentive plans		Management/Shareholder	For	For

15	Approval of amendments of articles of association to reflect New Swiss corporate law and make certain related changes		Management/Shareholder	For	For

A	if any modification to agenda items or proposals identified in the notice of meeting or other matters on which voting is permissible under swiss law are properly presented at the 2023 annual general meeting for consideration, you instruct the independent proxy in the absence of other specific instructions to vote in accordance with the recommendations of the board of directors		Management/Shareholder	For	For

Brandywine Realty Trust
Security		Brandywine Realty Trust	Meeting Type	Annual
Ticker Symbol		BDN	Meeting Date	5/25/2023
Record Date		5/24/2023
Item	Proposal		Type	Vote	Mgt. Rec
1a	Election of Trustee Reginald DesRoches		Management/Shareholder	For	For

1b	Election of Trustee James C Diggs		Management/Shareholder	For	For

1c	Election of Trustee Richard Haverstick Jr		Management/Shareholder	For	For

1d	Election of Trustee Terri A Herubin		Management/Shareholder	For	For

1e	Election of Trustee Joan M Lau		Management/Shareholder	For	For

1f	Election of Trustee Charles P Pizzi		Management/Shareholder	For	For

1g	Election of Trustee Gerard H Sweeney		Management/Shareholder	For	For

2	Ratification of the audit committee appointment of PriceWaterCoopers LLP as our independent registered public accounting firm for calender year 2023		Management/Shareholder	For	For

3	Provide a non-binding advisory vote on our executive compensation		Management/Shareholder	For	For

4	Provides a non-binding advisory vote on the frequency of an advisory vote on executive compensation		Management/Shareholder	For	For

5	Adoption of the 2023 long term incentive plan		Management/Shareholder	For	For

Grupo Supervielle SA
Security		Grupo Supervielle SA	Meeting Type	Annual
Ticker Symbol		SUPV	Meeting Date	4/27/2023
Record Date		4/20/2023
Item	Proposal		Type	Vote	Mgt. Rec
1	Appointment of two shareholders to sign the shareholders meeting minutes		Management/Shareholder	For	For

2	Consideration of the documentation required by section 234, subsection 1 of the law no 19,550 for the fiscal year ended December 31 2022		Management/Shareholder	For	For

3	Consideration of the performance of the board of directors during the fiscal year ended december 31 2022		Management/Shareholder	For	For

4	Consideration of the performance of the Supervisory committee during the fiscal year ended december 31 2022		Management/Shareholder	For	For

5	Consideration of the remuneration of the board of directors AR$295,452,382 corresponding to the fiscal year ended December 31 2021 which resulted in a computable loss under the terms of the rules of the argentina securities commission		Management/Shareholder	For	For

6	Consideration of the remuneration of the supervisory committee for the fiscal year ended December 31 2022		Management/Shareholder	For	For

7	Determination of the number of regular and alternate members of the board of directors and where appropriate, election thereof until the number fixed by the shareholders meeting is completed		Management/Shareholder	For	For

8	appointment of regular and alternate members of the supervisory committee		Management/Shareholder	For	For

9	Consideration of the results for the fiscal year ended december 31 2022 and the destination of unallocated results as of december 31 2022 proposed to be fully absorbed against a facultative reserve of thousands AR$3,781,173, a legal reserve of thousand AR$1,035,973 and an issue premium of thousand AR$3,111,894		Management/Shareholder	For	For

10	Consideration of the integrated report as of 2022		Management/Shareholder	For	For

11	Remuneration of the certifying accountant of the financial statements for the fiscal year ended December 31 2022		Management/Shareholder	For	For

12	Appointment of regular and alternate certifying accountants of the financial statements for the fiscal year to end December 31 2023 and determination of their remuneration		Management/Shareholder	For	For

13	Allocation of the budget to the audit committee in the terms of section 110 of the capital markets law no 26,831 to obtain legal advice from other independent professionals and hire their services		Management/Shareholder	For	For

14	Reform section 14 bis of the company's bylaws issuance of an odered text of the company's bylaws		Management/Shareholder	For	For

15	Authorizations

Cresud SACIFYA
Security		Cresud SACIFYA	Meeting Type	Annual
Ticker Symbol		Cresy	Meeting Date	4/27/2023
Record Date		4/20/2023
Item	Proposal		Type	Vote	Mgt. Rec
1	Appointment of two shareholders to sign the meetings minutes		Management/Shareholder	For	For

2	Consideration of approval of extension of global note program for the issuance of simple, non-convertible notes, secured or unsecured or guarenteed by third parties for a maximum outstanding amount of up to $500,000,000 or its equivalents in other currencies as approved by the shareholders' meeting dated October 31 2023 for a term of five years or such longer term as permitted by the applicable laws		Management/Shareholder	For	For

3	Consideration of delegation to the board of directors of the broadest powers to implement the extension of the program and to determine all of the programs terms and conditions not expressly approved by the shareholders meeting as well as the time, amount, term, placement method and further terms and conditions of the various series and or tranches of notes issued thereunder authorization for the board of directors to approve, execute, grant and or deliver any agreement		Management/Shareholder	For	For

4	Consideration of distribution of a dividend for up to $9,500,000 payable in cash and/or in kind charged to the optional reserves set up by resolution of the shareholders meeting dated October 28, 2022 on the income for the fiscal year ended June 30 2022		Management/Shareholder	For	For

5	Consideration of the allocation of up to 12,670,512 own shares to the shareholders ratably according to their interest as provided in section 67 of law 26,831		Management/Shareholder	For	For

6	Authorization to carry out registration proceedings relating to this shareholders meeting before the Argentine securities commission.		Management/Shareholder	For	For

Arcos Dorados Holdings Inc
Security		Arcos Dorados Holdings Inc	Meeting Type	Annual
Ticker Symbol		ARCO	Meeting Date	4/28/2023
Record Date		4/27/2023
Item	Proposal		Type	Vote	Mgt. Rec
1	Consideration and approval of the financial statements of the company corresponding to the fiscal year ending December 31 2022 and the independent Report of the external auditors EY and the notes corresponding to the fiscal year ended december 31 2022		Management/Shareholder	For	For

2	Appointment and remuneration of EY as the company's independent auditors for the fiscal year ending december 31 2023		Management/Shareholder	For	For

3	Vote Board of Directors: Mr. Michael Chu, Mr. Jose Alberto Velez, Mr. Jose Fernandez, Ms. Karia Berman		Management/Shareholder	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Modern Capital Funds Trust

/s/ Kris Wild
By:	Kris Wild President and Principal Executive Officer

Date:	August 31, 2023